Form N-1A Cover	Aug. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Document Effective Date	Aug. 28, 2025
Amendment Flag	false
Registrant Name	The Caldwell & Orkin Funds, Inc.
Entity Central Index Key	0000864230
Document Creation Date	Aug. 28, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Aug. 28, 2025